Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share attributable to weighted average number of outstanding ordinary shares
Schedule of calculation of basic and diluted net income per share

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Numerator:
Net loss available to common stockholders	(1,119,555)	(1,560,535)	(4,673,447)	(3,633,248)
Denominator:
Weighted average common shares outstanding – basic and diluted	18,000,000	18,000,000	20,471,507	20,471,507
Loss per common share:
Basic and diluted (cents)	(6.22)	(8.68)	(22.83)	(17.75)